Pay vs Performance Disclosure - USD ($)	2 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2024	Oct. 22, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by SEC rules, we are providing the following information about the relationship between executive compensation actually paid to our NEOs and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns compensation for its NEOs with the Company’s performance, refer to the Compensation Discussion and Analysis.
2024 Pay Versus Performance Table

Year (a)	Summary Compensation Table Total for CEO(1) (b)					Compensation Actually Paid to PEO[2] (c)					Value of initial fixed $100 investment based on:
	Kivits	Chammas	Semach	Doheny	Kivits	Chammas	Semach	Doheny	Average Summary Comp. Table Total for Other NEOs(3) (d)	Average Comp. Actually Paid to Other NEOs(4) (e)	TSR(5) (f)	Peer Group TSR(6) (g)	GAAP Net Income(7)* (H)	Adjusted EBITDA(8)* (j)
2024	$12,820,613	$4,648,155	$8,052,687	—	$12,711,437	$2,929,410	$6,756,355	—	$1,622,627	$1,370,663	$92.83	$142.41	$264.7	$1,112
2023	—	$5,261,177	$4,752,205	$15,717,264	—	$4,048,401	$4,030,678	$11,457,157	$2,203,922	$1,552,751	$97.98	$132.10	$341.6	$1,095
2022	—	—	—	$10,350,942	—	—	—	($2,744,094)	$2,675,244	$1,403,983	$130.98	$111.05	$491.6	$1,232
2021	—	—	—	$9,674,692	—	—	—	$32,084,428	$1,975,384	$3,399,845	$174.73	$140.44	$506.8	$1,108
2020	—	—	—	$11,764,199	—	—	—	$19,355,234	$2,444,415	$3,211,076	$116.97	$120.46	$502.9	$1,059

*	In millions.
[1]
The dollar amounts reported in column (b) for the year 2024 are the amounts of total compensation reported for Mr. Kivits (Chief Executive Officer), Mr. Chammas (Former Interim Co-CEO and current COO), and Mr. Semach (Former Interim Co-CEO and current President and CFO). For 2023 the amounts are for Mr. Chammas, Mr. Semach, and Mr. Doheny (Former CEO). For the years 2020-2022, the dollar amounts are solely for Mr. Doheny. The “Total” column of the Summary Compensation Table should reflect these amounts. Refer to “Executive Compensation-Executive Compensation Tables-2024 Summary Compensation Table.”

[2]
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Kivits, Mr. Chammas, and Mr. Semach for 2024; Mr. Chammas, Mr. Semach, and Mr. Doheny for 2023 and for Mr. Doheny for the remaining years, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Kivits, Mr. Chammas, Mr. Semach or Mr. Doheny during the applicable year. In accordance with SEC rules, the following adjustments were made to Mr. Kivits’, Mr. Chammas’, and Mr. Semach’s total compensation for the most recent year (see our prior proxy statements for adjustments made for prior years):

Year	CEO	Reported Summary Compensation Table Total	Minus Reported Value of Equity Awards(a)	Plus Recalculated Value of Equity Awards(b)	Compensation Actually Paid
2024	Kivits	$12,820,613	$8,644,012	$8,534,836	$12,711,437
2024	Chammas	$4,648,155	$2,927,281	$1,208,536	$2,929,410
2024	Semach	$8,052,687	$5,227,285	$3,930,953	$6,756,355

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)
The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. For purposes of clause (vi) we have included the dividends accrued on unvested awards as dividends paid, although such dividends equivalents will only be paid to the extent the underlying equity award becomes vested. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in determining the recalculated value of equity awards are as follows:

Year	CEO	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Recalculated Value of Equity Awards
2024	Kivits	$8,534,836	$0	—	$0	$0	$0	$8,534,836
2024	Chammas	$1,695,982	($519,105)	—	($16,064)	$0	$47,723	$1,208,536
2024	Semach	$3,562,756	$408,235	—	($54,174)	$0	$14,136	$3,930,953

[3]
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr.  Doheny in all years, excluding and Mr. Chammas and Mr. Semach in 2023 and 2024, and excluding Mr. Kivits in 2024) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr.  Doheny in all years and excluding Mr. Chammas and Mr. Semach in 2023 and 2024, and excluding Mr. Kivits in 2024) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024 Mr. Flannery, Mr. Racki, Ms. Johnson, Mr. Thomsen, and Mr. Grasso (ii) for 2023, Mr. Thomsen, Mr. Pupkin, Mr. Grasso, and Mr. Stephens; (iii) for 2022, Mr. Stephens, Mr. Chammas, Mr. Thomsen, and Mr. Pupkin; (iv) for 2021, Mr. Stephens, Mr. Chammas, Mr. Pupkin, Angel S. Willis, and James M. Sullivan; and (v) for 2020, Mr.  Sullivan, Mr. Chammas, Karl R. Deily, and Ms. Willis.

[4]
The dollar amounts reported in column (e) represent the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Doheny in all years and excluding Mr. Chammas and Mr. Semach in 2023 and 2024, and excluding Mr. Kivits in 2024), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Company’s NEOs as a group (excluding Mr. Doheny in all years and excluding Mr. Chammas and Mr. Semach in 2023 and 2024, and excluding Mr. Kivits in 2024) during the applicable year. In accordance with SEC rules, the following adjustments were made to average total compensation for the most recent year to determine the compensation actually paid, using the same methodology as described above in Note  2 (see our prior proxy statements for adjustments made for prior years):

Year	Reported Summary Compensation Table Total for other NEOs	Minus Reported Value of Equity Awards for Other NEOs(a)	Plus Recalculated Value of Equity Awards for Other NEOs(b)	Compensation Actually Paid for Other NEOs
2024	$1,622,627	$1,021,651	$769,687	$1,370,663

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)
The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. For purposes of clause (vi) we have included the dividends accrued on unvested awards as dividends paid, although such dividends equivalents will only be paid to the extent the underlying equity award becomes vested. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in determining the recalculated value of equity awards for the most recent year are as follows (see our prior proxy statements for adjustments made for prior years):

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Recalculated Value of Equity Awards for other NEOs
2024	$600,364	$48,678	—	$116,625	$0	$4,020	$769,687

[5]
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

[6]
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is listed in the table below by year and is the same group of companies used in our Common Stock Performance Comparison graph as included in our Annual Report on the Form 10-K for the applicable year.

Year	Peer Group
2024
AptarGroup, Inc., Ashland Global Holdings Inc., Avery Dennison Corporation, Avient Corporation, Axalta Coating Systems Ltd., Ball Corporation, Berry Global Group, Inc., Crown Holdings, Inc., Dover Corporation, Fortive Corporation, Graphic Packaging Holding Co., Greif, Inc.[1], Minerals Technologies Inc.[1], O-I Glass, Inc.[1], Packaging Corporation of America, Reynolds Consumer Products Inc.[1], Silgan Holdings Inc., Sonoco Products Co.

2023
AptarGroup, Inc., Ashland Global Holdings Inc., Avery Dennison Corporation, Avient Corporation, Axalta Coating Systems Ltd., Ball Corporation, Berry Global Group, Inc., Celanese Corporation, Crown Holdings, Inc., Dover Corporation, Fortive Corporation, Graphic Packaging Holding Co., Packaging Corporation of America, Silgan Holdings Inc., Sonoco Products Co.

2022
AptarGroup, Inc., Ashland Global Holdings Inc., Avery Dennison Corporation, Avient Corporation, Axalta Coating Systems Ltd., Ball Corporation, Berry Global Group, Inc., Celanese Corporation, Crown Holdings, Inc., Dover Corporation[2], Fortive Corporation[2], Graphic Packaging Holding Co., Packaging Corporation of America, Silgan Holdings Inc., Sonoco Products Co.

2021
AptarGroup, Inc., Ashland Global Holdings Inc., Avery Dennison Corporation, Avient Corporation, Axalta Coating Systems Ltd., Ball Corporation, Berry Global Group, Inc., Celanese Corporation, Crown Holdings, Inc., Graphic Packaging Holding Co., Greif, Inc., HB Fuller Company[3], Owens-Illinois, Inc., Packaging Corporation of America, Silgan Holdings Inc., Sonoco Products Co.

2020
AptarGroup, Inc., Ashland Global Holdings Inc., Avery Dennison Corporation, Avient Corporation, Axalta Coating Systems Ltd., Ball Corporation, Bemis Company, Inc.[4], Berry Global Group, Inc., Celanese Corporation, Crown Holdings, Inc., Graphic Packaging Holding Co., Greif, Inc., Maple Leaf Foods, Inc., Owens-Illinois, Inc., Packaging Corporation of America, Silgan Holdings Inc., Sonoco Products Co.

[1]
Greif, Inc., Minerals Technologies Inc., O-I Glass, Inc., and Reynolds Consumer Products Inc. replaced Celanese Corporation. If the peer group would have remained unchanged from the prior year, the resulting cumulative peer total shareholder return would have been $149.16 in 2024.

[2]
Dover Corporation and Fortive Corporation replaced Greif, Inc., HB Fuller Company, and Owens-Illinois, Inc. If the peer group would have remained unchanged from the prior year, the resulting cumulative peer total shareholder return would have been $112.86 in 2022.

[3]
HB Fuller Company replaced Maple Leaf Foods, Inc. If the peer group would have remained unchanged, the resulting cumulative peer total shareholder return would have been $139.23 in 2021 and $111.65 in 2022.

[4]	Bemis Company, Inc. removed due to its acquisition by Amcor Ltd.
[7]	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
[8]
“Adjusted EBITDA” means our earnings before interest, taxes, depreciation and amortization, derived from our U.S. GAAP net earnings and subject to certain specified adjustments. The amounts in this table are the same amounts used each year for purposes of the Annual Incentive Plan as disclosed in the Compensation Discussion and Analysis.

Company Selected Measure Name					Adjusted EBITDA
Named Executive Officers, Footnote
[1]
The dollar amounts reported in column (b) for the year 2024 are the amounts of total compensation reported for Mr. Kivits (Chief Executive Officer), Mr. Chammas (Former Interim Co-CEO and current COO), and Mr. Semach (Former Interim Co-CEO and current President and CFO). For 2023 the amounts are for Mr. Chammas, Mr. Semach, and Mr. Doheny (Former CEO). For the years 2020-2022, the dollar amounts are solely for Mr. Doheny. The “Total” column of the Summary Compensation Table should reflect these amounts. Refer to “Executive Compensation-Executive Compensation Tables-2024 Summary Compensation Table.”

[3]
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr.  Doheny in all years, excluding and Mr. Chammas and Mr. Semach in 2023 and 2024, and excluding Mr. Kivits in 2024) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr.  Doheny in all years and excluding Mr. Chammas and Mr. Semach in 2023 and 2024, and excluding Mr. Kivits in 2024) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024 Mr. Flannery, Mr. Racki, Ms. Johnson, Mr. Thomsen, and Mr. Grasso (ii) for 2023, Mr. Thomsen, Mr. Pupkin, Mr. Grasso, and Mr. Stephens; (iii) for 2022, Mr. Stephens, Mr. Chammas, Mr. Thomsen, and Mr. Pupkin; (iv) for 2021, Mr. Stephens, Mr. Chammas, Mr. Pupkin, Angel S. Willis, and James M. Sullivan; and (v) for 2020, Mr.  Sullivan, Mr. Chammas, Karl R. Deily, and Ms. Willis.

Peer Group Issuers, Footnote
[6]
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is listed in the table below by year and is the same group of companies used in our Common Stock Performance Comparison graph as included in our Annual Report on the Form 10-K for the applicable year.

Year	Peer Group
2024
AptarGroup, Inc., Ashland Global Holdings Inc., Avery Dennison Corporation, Avient Corporation, Axalta Coating Systems Ltd., Ball Corporation, Berry Global Group, Inc., Crown Holdings, Inc., Dover Corporation, Fortive Corporation, Graphic Packaging Holding Co., Greif, Inc.[1], Minerals Technologies Inc.[1], O-I Glass, Inc.[1], Packaging Corporation of America, Reynolds Consumer Products Inc.[1], Silgan Holdings Inc., Sonoco Products Co.

2023
AptarGroup, Inc., Ashland Global Holdings Inc., Avery Dennison Corporation, Avient Corporation, Axalta Coating Systems Ltd., Ball Corporation, Berry Global Group, Inc., Celanese Corporation, Crown Holdings, Inc., Dover Corporation, Fortive Corporation, Graphic Packaging Holding Co., Packaging Corporation of America, Silgan Holdings Inc., Sonoco Products Co.

2022
AptarGroup, Inc., Ashland Global Holdings Inc., Avery Dennison Corporation, Avient Corporation, Axalta Coating Systems Ltd., Ball Corporation, Berry Global Group, Inc., Celanese Corporation, Crown Holdings, Inc., Dover Corporation[2], Fortive Corporation[2], Graphic Packaging Holding Co., Packaging Corporation of America, Silgan Holdings Inc., Sonoco Products Co.

2021
AptarGroup, Inc., Ashland Global Holdings Inc., Avery Dennison Corporation, Avient Corporation, Axalta Coating Systems Ltd., Ball Corporation, Berry Global Group, Inc., Celanese Corporation, Crown Holdings, Inc., Graphic Packaging Holding Co., Greif, Inc., HB Fuller Company[3], Owens-Illinois, Inc., Packaging Corporation of America, Silgan Holdings Inc., Sonoco Products Co.

2020
AptarGroup, Inc., Ashland Global Holdings Inc., Avery Dennison Corporation, Avient Corporation, Axalta Coating Systems Ltd., Ball Corporation, Bemis Company, Inc.[4], Berry Global Group, Inc., Celanese Corporation, Crown Holdings, Inc., Graphic Packaging Holding Co., Greif, Inc., Maple Leaf Foods, Inc., Owens-Illinois, Inc., Packaging Corporation of America, Silgan Holdings Inc., Sonoco Products Co.

[1]
Greif, Inc., Minerals Technologies Inc., O-I Glass, Inc., and Reynolds Consumer Products Inc. replaced Celanese Corporation. If the peer group would have remained unchanged from the prior year, the resulting cumulative peer total shareholder return would have been $149.16 in 2024.

[2]
Dover Corporation and Fortive Corporation replaced Greif, Inc., HB Fuller Company, and Owens-Illinois, Inc. If the peer group would have remained unchanged from the prior year, the resulting cumulative peer total shareholder return would have been $112.86 in 2022.

[3]
HB Fuller Company replaced Maple Leaf Foods, Inc. If the peer group would have remained unchanged, the resulting cumulative peer total shareholder return would have been $139.23 in 2021 and $111.65 in 2022.

[4]	Bemis Company, Inc. removed due to its acquisition by Amcor Ltd.

Changed Peer Group, Footnote
[6]
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is listed in the table below by year and is the same group of companies used in our Common Stock Performance Comparison graph as included in our Annual Report on the Form 10-K for the applicable year.

Year	Peer Group
2024
AptarGroup, Inc., Ashland Global Holdings Inc., Avery Dennison Corporation, Avient Corporation, Axalta Coating Systems Ltd., Ball Corporation, Berry Global Group, Inc., Crown Holdings, Inc., Dover Corporation, Fortive Corporation, Graphic Packaging Holding Co., Greif, Inc.[1], Minerals Technologies Inc.[1], O-I Glass, Inc.[1], Packaging Corporation of America, Reynolds Consumer Products Inc.[1], Silgan Holdings Inc., Sonoco Products Co.

2023
AptarGroup, Inc., Ashland Global Holdings Inc., Avery Dennison Corporation, Avient Corporation, Axalta Coating Systems Ltd., Ball Corporation, Berry Global Group, Inc., Celanese Corporation, Crown Holdings, Inc., Dover Corporation, Fortive Corporation, Graphic Packaging Holding Co., Packaging Corporation of America, Silgan Holdings Inc., Sonoco Products Co.

2022
AptarGroup, Inc., Ashland Global Holdings Inc., Avery Dennison Corporation, Avient Corporation, Axalta Coating Systems Ltd., Ball Corporation, Berry Global Group, Inc., Celanese Corporation, Crown Holdings, Inc., Dover Corporation[2], Fortive Corporation[2], Graphic Packaging Holding Co., Packaging Corporation of America, Silgan Holdings Inc., Sonoco Products Co.

2021
AptarGroup, Inc., Ashland Global Holdings Inc., Avery Dennison Corporation, Avient Corporation, Axalta Coating Systems Ltd., Ball Corporation, Berry Global Group, Inc., Celanese Corporation, Crown Holdings, Inc., Graphic Packaging Holding Co., Greif, Inc., HB Fuller Company[3], Owens-Illinois, Inc., Packaging Corporation of America, Silgan Holdings Inc., Sonoco Products Co.

2020
AptarGroup, Inc., Ashland Global Holdings Inc., Avery Dennison Corporation, Avient Corporation, Axalta Coating Systems Ltd., Ball Corporation, Bemis Company, Inc.[4], Berry Global Group, Inc., Celanese Corporation, Crown Holdings, Inc., Graphic Packaging Holding Co., Greif, Inc., Maple Leaf Foods, Inc., Owens-Illinois, Inc., Packaging Corporation of America, Silgan Holdings Inc., Sonoco Products Co.

[1]
Greif, Inc., Minerals Technologies Inc., O-I Glass, Inc., and Reynolds Consumer Products Inc. replaced Celanese Corporation. If the peer group would have remained unchanged from the prior year, the resulting cumulative peer total shareholder return would have been $149.16 in 2024.

[2]
Dover Corporation and Fortive Corporation replaced Greif, Inc., HB Fuller Company, and Owens-Illinois, Inc. If the peer group would have remained unchanged from the prior year, the resulting cumulative peer total shareholder return would have been $112.86 in 2022.

[3]
HB Fuller Company replaced Maple Leaf Foods, Inc. If the peer group would have remained unchanged, the resulting cumulative peer total shareholder return would have been $139.23 in 2021 and $111.65 in 2022.

[4]	Bemis Company, Inc. removed due to its acquisition by Amcor Ltd.

Adjustment To PEO Compensation, Footnote
[2]
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Kivits, Mr. Chammas, and Mr. Semach for 2024; Mr. Chammas, Mr. Semach, and Mr. Doheny for 2023 and for Mr. Doheny for the remaining years, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Kivits, Mr. Chammas, Mr. Semach or Mr. Doheny during the applicable year. In accordance with SEC rules, the following adjustments were made to Mr. Kivits’, Mr. Chammas’, and Mr. Semach’s total compensation for the most recent year (see our prior proxy statements for adjustments made for prior years):

Year	CEO	Reported Summary Compensation Table Total	Minus Reported Value of Equity Awards(a)	Plus Recalculated Value of Equity Awards(b)	Compensation Actually Paid
2024	Kivits	$12,820,613	$8,644,012	$8,534,836	$12,711,437
2024	Chammas	$4,648,155	$2,927,281	$1,208,536	$2,929,410
2024	Semach	$8,052,687	$5,227,285	$3,930,953	$6,756,355

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)
The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. For purposes of clause (vi) we have included the dividends accrued on unvested awards as dividends paid, although such dividends equivalents will only be paid to the extent the underlying equity award becomes vested. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in determining the recalculated value of equity awards are as follows:

Year	CEO	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Recalculated Value of Equity Awards
2024	Kivits	$8,534,836	$0	—	$0	$0	$0	$8,534,836
2024	Chammas	$1,695,982	($519,105)	—	($16,064)	$0	$47,723	$1,208,536
2024	Semach	$3,562,756	$408,235	—	($54,174)	$0	$14,136	$3,930,953

Non-PEO NEO Average Total Compensation Amount					$ 1,622,627	$ 2,203,922	$ 2,675,244	$ 1,975,384	$ 2,444,415
Non-PEO NEO Average Compensation Actually Paid Amount					$ 1,370,663	1,552,751	1,403,983	3,399,845	3,211,076
Adjustment to Non-PEO NEO Compensation Footnote
[4]
The dollar amounts reported in column (e) represent the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Doheny in all years and excluding Mr. Chammas and Mr. Semach in 2023 and 2024, and excluding Mr. Kivits in 2024), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Company’s NEOs as a group (excluding Mr. Doheny in all years and excluding Mr. Chammas and Mr. Semach in 2023 and 2024, and excluding Mr. Kivits in 2024) during the applicable year. In accordance with SEC rules, the following adjustments were made to average total compensation for the most recent year to determine the compensation actually paid, using the same methodology as described above in Note  2 (see our prior proxy statements for adjustments made for prior years):

Year	Reported Summary Compensation Table Total for other NEOs	Minus Reported Value of Equity Awards for Other NEOs(a)	Plus Recalculated Value of Equity Awards for Other NEOs(b)	Compensation Actually Paid for Other NEOs
2024	$1,622,627	$1,021,651	$769,687	$1,370,663

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)
The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. For purposes of clause (vi) we have included the dividends accrued on unvested awards as dividends paid, although such dividends equivalents will only be paid to the extent the underlying equity award becomes vested. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in determining the recalculated value of equity awards for the most recent year are as follows (see our prior proxy statements for adjustments made for prior years):

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Recalculated Value of Equity Awards for other NEOs
2024	$600,364	$48,678	—	$116,625	$0	$4,020	$769,687

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The following graph illustrates the compensation actually paid to Mr. Kivits, Mr. Chammas, Mr. Semach, and Mr. Doheny and the average of the other NEOs against the cumulative total shareholder return of the Company and its selected peer group.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The following graph illustrates the compensation actually paid to Mr. Kivits, Mr.  Chammas, Mr.  Semach, and Mr.  Doheny and the average of the other NEOs against the Company’s net income over the five years presented in the table.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted EBITDA
The following graph illustrates the compensation actually paid to Mr. Kivits, Mr.  Chammas, Mr.  Semach, and Mr.  Doheny and the average of the other NEOs against the Company’s Adjusted EBITDA over the five years presented in the table.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid and Cumulative TSR
The following graph illustrates the compensation actually paid to Mr. Kivits, Mr. Chammas, Mr. Semach, and Mr. Doheny and the average of the other NEOs against the cumulative total shareholder return of the Company and its selected peer group.

Tabular List, Table
Most Important Performance Measures for 2024
As described in greater detail in the Compensation Discussion and Analysis, the Company’s executive compensation program includes linking pay of our NEOs to strategic business, operational, and financial goals for both annual and long-term incentive awards. For the last fiscal year, the most important financial performance measures used by the Company to link executive compensation actually paid to the NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•	Adjusted EBITDA
•	Net Sales
•	Free Cash Flow
•	Adjusted EBITDA CAGR
•	Return on Invested Capital

Total Shareholder Return Amount					$ 92.83	97.98	130.98	174.73	116.97
Peer Group Total Shareholder Return Amount					142.41	132.1	111.05	140.44	120.46
Net Income (Loss)					$ 264,700,000	$ 341,600,000	$ 491,600,000	$ 506,800,000	$ 502,900,000
Company Selected Measure Amount					1,112,000,000	1,095,000,000	1,232,000,000	1,108,000,000	1,059,000,000
PEO Name				Mr. Doheny			Mr. Doheny	Mr. Doheny	Mr. Doheny
Equity Awards Adjustments, Footnote
(b)
The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. For purposes of clause (vi) we have included the dividends accrued on unvested awards as dividends paid, although such dividends equivalents will only be paid to the extent the underlying equity award becomes vested. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in determining the recalculated value of equity awards are as follows:

Year	CEO	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Recalculated Value of Equity Awards
2024	Kivits	$8,534,836	$0	—	$0	$0	$0	$8,534,836
2024	Chammas	$1,695,982	($519,105)	—	($16,064)	$0	$47,723	$1,208,536
2024	Semach	$3,562,756	$408,235	—	($54,174)	$0	$14,136	$3,930,953

(b)
The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. For purposes of clause (vi) we have included the dividends accrued on unvested awards as dividends paid, although such dividends equivalents will only be paid to the extent the underlying equity award becomes vested. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in determining the recalculated value of equity awards for the most recent year are as follows (see our prior proxy statements for adjustments made for prior years):

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Recalculated Value of Equity Awards for other NEOs
2024	$600,364	$48,678	—	$116,625	$0	$4,020	$769,687

Peer Group Total Shareholder Return Amount Using Previous Peer Group					$ 149.16		$ 112.86
Peer Group Total Shareholder Return Amount Using Previous Peer Group Two							111.65	$ 139.23
Measure:: 1
Pay vs Performance Disclosure
Name					Adjusted EBITDA
Non-GAAP Measure Description
[8]
“Adjusted EBITDA” means our earnings before interest, taxes, depreciation and amortization, derived from our U.S. GAAP net earnings and subject to certain specified adjustments. The amounts in this table are the same amounts used each year for purposes of the Annual Incentive Plan as disclosed in the Compensation Discussion and Analysis.

Measure:: 2
Pay vs Performance Disclosure
Name					Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name					Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name					Adjusted EBITDA CAGR
Measure:: 5
Pay vs Performance Disclosure
Name					Return on Invested Capital
Mr. Kivits [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 12,820,613	$ 0	0	0	$ 0
PEO Actually Paid Compensation Amount					12,711,437	0	0	0	0
PEO Name		Mr. Kivits
Mr. Chammas [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					4,648,155	5,261,177	0	0	0
PEO Actually Paid Compensation Amount					2,929,410	4,048,401	0	0	0
PEO Name	Mr. Chammas		Mr. Chammas
Mr. Semach [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					8,052,687	4,752,205	0	0	0
PEO Actually Paid Compensation Amount					6,756,355	4,030,678	0	0	0
PEO Name	Mr. Semach		Mr. Semach
Mr. Doheny [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					0	15,717,264	10,350,942	9,674,692	11,764,199
PEO Actually Paid Compensation Amount					0	$ 11,457,157	$ (2,744,094)	$ 32,084,428	$ 19,355,234
PEO | Mr. Kivits [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(8,644,012)
PEO | Mr. Kivits [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					8,534,836
PEO | Mr. Kivits [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					8,534,836
PEO | Mr. Kivits [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Kivits [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Kivits [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Kivits [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Kivits [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Chammas [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,927,281)
PEO | Mr. Chammas [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,208,536
PEO | Mr. Chammas [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,695,982
PEO | Mr. Chammas [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(519,105)
PEO | Mr. Chammas [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Chammas [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(16,064)
PEO | Mr. Chammas [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Chammas [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					47,723
PEO | Mr. Semach [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(5,227,285)
PEO | Mr. Semach [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,930,953
PEO | Mr. Semach [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,562,756
PEO | Mr. Semach [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					408,235
PEO | Mr. Semach [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Semach [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(54,174)
PEO | Mr. Semach [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Semach [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					14,136
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,021,651)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					769,687
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					600,364
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					48,678
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					116,625
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 4,020